Losses Per Share (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Losses Per Share (Details) [Line Items]
Common stock warrants outstanding			40,828,158	30,752,163
Preferred stock shars authorized	10,000,000		10,000,000
Warrant exercise price (in Dollars per share)	$ 0.01
Restricted Stock Units (RSUs) [Member]
Losses Per Share (Details) [Line Items]
Restricted stock units			4,440,067
Earnings per share	5,150,369	1,374,446
Restricted Stock [Member]
Losses Per Share (Details) [Line Items]
Restricted shares issued			481,301
Earnings per share	399,513
Warrant [Member]
Losses Per Share (Details) [Line Items]
Common stock warrants outstanding			8,566,666	381,306
Convertible Preferred Stock [Member]
Losses Per Share (Details) [Line Items]
Common stock warrants outstanding				117,886,982
Common stock shares				121,038,967
Earnings per share		117,886,982
Convertible preferred shares		121,038,967
Share-Based Payment Arrangement, Option [Member]
Losses Per Share (Details) [Line Items]
Earnings per share	37,429,240	33,055,931
Public Warrants [Member] | Warrant [Member]
Losses Per Share (Details) [Line Items]
Earnings per share	8,566,666	229,841
Preferred Stock Warrants [Member] | Warrant [Member]
Losses Per Share (Details) [Line Items]
Earnings per share		381,306